Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ 22,917	$ 22,432	$ 14,346
Weighted average number of ordinary shares outstanding (in shares)	18,357.0	19,478.0	19,849.0
Effect of dilutive potential ordinary shares (in shares)	128.0	122.0	137.0
Adjusted weighted average number of ordinary shares outstanding (in shares)	18,485.0	19,600.0	19,986.0
Basic earnings per share (in dollars per share)	$ 1.25	$ 1.15	$ 0.72
Diluted earnings per share (in dollars per share)	$ 1.24	$ 1.14	$ 0.72
Antidilutive securities (in shares)	0.0	23.0	9.4